SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, beginning balance	$ 8,993	$ 8,993
Impairment
Goodwill, ending balance	8,993	8,993
Accumulated Impairment Loss	723	723
Goodwill Impairment
Accumulated Impairment Loss	723	723
Realty Crunch [Member]
Goodwill [Line Items]
Goodwill, beginning balance	602	602
Impairment
Goodwill, ending balance	602	602
Accumulated Impairment Loss
Goodwill Impairment
Accumulated Impairment Loss
Expetitle [Member]
Goodwill [Line Items]
Goodwill, beginning balance	7,670	7,670
Impairment
Goodwill, ending balance	7,670	7,670
Accumulated Impairment Loss	723	723
Goodwill Impairment
Accumulated Impairment Loss	723	723
LemonBrew [Member]
Goodwill [Line Items]
Goodwill, beginning balance	721	721
Impairment
Goodwill, ending balance	721	721
Accumulated Impairment Loss
Goodwill Impairment
Accumulated Impairment Loss